As filed with the Securities and Exchange Commission on September 7, 2018

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22397

IronBridge Funds, Inc.
(Exact name of registrant as specified in charter)

One Parkview Plaza Suite 700 Oakbrook Terrace, Illinois			60181
(Address of principal executive offices)			(Zip code)

Walter H. Clark One Parkview Plaza, Suite 700 Oakbrook Terrace, Illinois 60181
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(630) 684-8300

Date of fiscal year end:	June 30

Date of reporting period:	June 30, 2018

Item 1. Reports to Stockholders.

ANNUAL REPORT

June 30, 2018

IronBridge Small Cap Fund

IronBridge SMID Cap Fund

IronBridge Large Cap Fund

IRONBRIDGE FUNDS June 30, 2018

Table of Contents

PRESIDENT'S LETTER (UNAUDITED)	2
REPORT FROM RMB CAPITAL MANAGEMENT LLC (UNAUDITED)	3
EXPENSE EXAMPLE (UNAUDITED)	6
PORTFOLIO INVESTMENT RETURNS (UNAUDITED)	8
SCHEDULES OF INVESTMENTS
Small Cap Fund	11
SMID Cap Fund	14
Large Cap Fund	17
STATEMENTS OF ASSETS AND LIABILITIES	20
STATEMENTS OF OPERATIONS	22
STATEMENTS OF CHANGES IN NET ASSETS	24
FINANCIAL HIGHLIGHTS	26
NOTES TO FINANCIAL STATEMENTS	29
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	34
ADDITIONAL INFORMATION (UNAUDITED)	35
PRIVACY NOTICE	39

P/1

President's Letter (Unaudited)

Dear Fellow Shareholders

We are pleased to report on the progress of the IronBridge Funds over the past twelve months ending June 30, 2018. Over that period, the Russell 1000® Index, a proxy for large-capitalization stocks, was up +14.54%, while small-capitalization stocks were up +17.57% as measured by the Russell 2000® Index.

Fund Results

For the twelve-month period ending June 30, 2018, the IronBridge Funds (managed by IronBridge, a division of RMB Asset Management) generated the following returns, net of fees:

The IronBridge Small Cap Fund returned +17.88% versus the +17.57% return for the Russell 2000® Index.

The IronBridge SMID Cap Fund returned +18.20% versus the +16.24% return for the Russell 2500TM Index.

The IronBridge Large Cap Fund returned +13.34% versus the +14.54% return for the Russell 1000® Index.

Thank you for your continued support of the IronBridge Funds.

Walter Clark

President

IronBridge Funds, Inc

P/2

Report from RMB Capital Management, LLC (Unaudited)

Dear Shareholders:

The IronBridge Small Cap Fund strives to achieve capital appreciation by investing in a diversified portfolio of equity securities of companies with small market capitalizations. The objective is relative to, and measured against, the Russell 2000® Index.

The IronBridge SMID Cap Fund strives to achieve capital appreciation by investing in a diversified portfolio of equity securities of companies with small and mid-market capitalizations. The objective is relative to, and measured against, the Russell 2500TM Index.

The IronBridge Large Cap Fund strives to achieve capital appreciation by investing in a diversified portfolio of equity securities of companies with large and mid-market capitalizations. The objective is relative to, and measured against, the Russell 1000® Index.

Performance Review

IronBridge Small Cap Fund

For the year ended June 30, 2018, the IronBridge Small Cap Fund was slightly ahead of the benchmark, returning 17.88% (net of fees) compared with the Russell 2000® Index return of 17.57% for the same period.

The stock selection within Information Technology, Consumer Discretionary, Energy and Real Estate was a positive contributor to the relative return profile. Selection in the Industrials, Health Care, Financials, Materials, Consumer Staples, Utilities and Telecommunication Services sectors detracted from the Small Cap Fund's relative performance. Sector allocation positively contributed to results, with underweights to Real Estate and Utilities having the biggest impact.

IronBridge SMID Cap Fund

For the year ended June 30, 2018, the IronBridge SMID Cap Fund beat the benchmark, returning 18.20% (net of fees) compared with the Russell 2500TM Index return of 16.24% for the same period.

Outperformance for the year was driven primarily by stock selection, with sector allocation also contributing positively to results. Stock selection within Health Care and Industrials was the largest positive contributor to the Fund's relative return. Selection in Materials, Consumer Staples, Utilities and Real Estate detracted from results. In terms of sector allocation, an overweight to Health Care and an underweight to Real Estate were the largest contributors.

IronBridge Large Cap Fund

For the year ended June 30, 2018, the IronBridge Large Cap Fund trailed the benchmark, returning 13.34% (net of fees) compared with the Russell 1000® Index return of 14.54% for the same period.

P/3

Report from RMB Capital Management, LLC (continued)

Stock selection within Consumer Staples, Energy, Health Care, Utilities, Telecommunication Services, Materials and Information Technology positively contributed to the relative return profile. Conversely, selection in Financials, Consumer Discretionary, Industrials and Real Estate detracted from results. Sector allocation had a positive effect on relative returns, primarily due to underweights in Consumer Staples and Telecommunication Services.

Portfolio Outlook

From a pricing equation perspective, we have previously identified the importance of corporate net cash receipts growing into high valuations, which is what indeed is happening so far. If corporate profits continue to accelerate, we feel stocks should keep going up, but the market is not without its risk. Even with growing net cash receipts, valuations still appear elevated, meaning the discount rate is very low. Additionally, other risks are building. A big risk to the numerator in the pricing equation is the potential escalation of trade wars, and while small caps have benefited from a perceived "safe haven" status, we cannot forget the world is more connected than ever. If there is an all-out trade war, domestic GDP growth would suffer as well. Denominator risks are also increasing as it relates to rate normalization. Will the Fed overtighten and cause a yield curve inversion/ recession? Will larger fiscal deficits associated with tax reform drive the 10-year Treasury yield significantly higher? Will Democrats take over Congress in November and potentially reverse President Trump's pro-growth policies? We expect volatility to increase as investors sort out the answers to these questions. We view increased volatility as an opportunity, allowing active investors like us to exploit it by picking up strong companies at great prices during risk-off market moves, or using risk-on upward volatility to sell names we have less conviction in to passive ETF complexes. We continue to believe normalization will increase stock dispersion and volatility, creating opportunities for active managers to add value over passive investing.

Thank you for your continued confidence in the IronBridge Funds.

Past performance is not a guarantee of future results.

The information provided herein represents the opinion of the fund manager and is not intended to be a forecast of future events or a guarantee of future results.

Diversification does not assure a profit nor protect against loss in a declining market.

Must be preceded or accompanied by a prospectus.

Mutual fund investing involves risk. Principal loss is possible. The Funds may invest in small and medium capitalization companies which are often more volatile, less liquid and more susceptible to market pressures than securities of larger issuers. Growth stocks typically are more volatile than value stocks; however, value stocks have a lower expected growth rate in earnings and sales. The Funds may invest in American Depositary Receipts (ADRs) and Global Depositary Receipts (GDRs) that represent interests in foreign securities. Investments in foreign securities involve greater volatility and political, economic and currency risks and differences in accounting methods.

P/4

Report from RMB Capital Management, LLC (continued)

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security.

The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000® Index.

The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index.

The Russell 2500TM Index measures the performance of the 2,500 smallest companies in the Russell 3000® Index.

You cannot invest directly in an index.

IronBridge Funds, Inc. are distributed by Quasar Distributors, LLC.

P/5

Expense Example (Unaudited)

IronBridge Funds

June 30, 2018

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other fund expenses. Although the Funds charge no sales loads, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds' transfer agent. If you request that a redemption be made by wire transfer, currently the Funds' transfer agent charges a $15.00 fee.

This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (1/1/18 — 6/30/18).

Actual Expenses

The first line of the table on the following page for each Fund provides information about actual account values and actual expenses. The Example includes management fees, registration fees, fee waivers/reimbursements and other expenses. However, the Example does not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table for each Fund provides information about hypothetical account values and hypothetical expenses based on each of the Fund's actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each of the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher.

P/6

IRONBRIDGE FUNDS	BEGINNING ACCOUNT VALUE 1/1/2018	ENDING ACCOUNT VALUE 6/30/2018	ANNUALIZED EXPENSE RATIO*	EXPENSES PAID DURING THE PERIOD*
IronBridge Small Cap Fund
Actual Fund Return	$1,000.00	$1,095.80	1.10%	$5.72
Hypothetical 5% Return	$1,000.00	$1,019.34	1.10%	$5.51
IronBridge SMID Cap Fund
Actual Fund Return	$1,000.00	$1,096.00	0.95%	$4.94
Hypothetical 5% Return	$1,000.00	$1,020.08	0.95%	$4.76
IronBridge Large Cap Fund
Actual Fund Return	$1,000.00	$1,031.00	0.80%	$4.03
Hypothetical 5% Return	$1,000.00	$1,020.83	0.80%	$4.01

* Expenses are equal to each Fund's annualized expense ratio indicated above, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

P/7

PORTFOLIO INVESTMENT RETURNS (Unaudited)

IronBridge Small Cap Fund

HYPOTHETICAL COMPARISON OF CHANGE IN VALUE OF $100,000

(Assumes reinvestment of dividends and capital gains and does not guarantee performance)

PORTFOLIO TOTAL RETURN**

For Period Ended 6/30/18	Fund	Index
One Year	17.88%	17.57%
Five Year Average Annual	10.98	12.46
Ten Year Average Annual	8.56	10.60
Since Commencement Average Annual*	11.02	10.96

*8/30/02 commencement of operations.

This chart assumes an initial gross investment of $100,000 made on 6/30/08. Returns shown include the reinvestment of all distributions. Past performance is not predictive of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. In the absence of existing fee waivers, total return would be reduced. Prior to June 24, 2017, IronBridge Capital Management, L.P. served as adviser to the Fund. Effective June 24, 2017, RMB Capital Management, LLC became adviser to the Fund. To receive current to the most recent month-end performance, please call 1-877-861-7714.

The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization. The Index does not reflect investment management fees, brokerage commissions and other expenses associated with investing in equity securities. A direct investment in the index is not possible.

**The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions of Fund shares.

P/8

PORTFOLIO INVESTMENT RETURNS (Unaudited)

IronBridge SMID Cap Fund

HYPOTHETICAL COMPARISON OF CHANGE IN VALUE OF $100,000

(Assumes reinvestment of dividends and capital gains and does not guarantee performance)

PORTFOLIO TOTAL RETURN**

For Period Ended 6/30/18	Fund	Index
One Year	18.20%	16.24%
Five Year Average Annual	10.84	12.29
Ten Year Average Annual	8.58	10.74
Since Commencement Average Annual*	8.10	9.11

*12/31/04 commencement of operations.

This chart assumes an initial gross investment of $100,000 made on 6/30/08. Returns shown include the reinvestment of all distributions. Past performance is not predictive of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. In the absence of existing fee waivers, total return would be reduced. Prior to June 24, 2017, IronBridge Capital Management, L.P. served as adviser to the Fund. Effective June 24, 2017 RMB Capital Management, LLC became adviser to the Fund. To receive current to the most recent month-end performance, please call 1-877-861-7714.

The Russell 2500 Index measures the performance of the 2,500 smallest companies in the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization. The Index does not reflect investment management fees, brokerage commissions and other expenses associated with investing in equity securities. A direct investment in the index is not possible.

**The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions of Fund shares.

P/9

PORTFOLIO INVESTMENT RETURNS (Unaudited)

IronBridge Large Cap Fund

HYPOTHETICAL COMPARISON OF CHANGE IN VALUE OF $100,000

(Assumes reinvestment of dividends and capital gains and does not guarantee performance)

PORTFOLIO TOTAL RETURN**

For Period Ended 6/30/18	Fund	Index
One Year	13.34%	14.54%
Five Year Average Annual	12.11	13.37
Since Commencement Average Annual*	11.79	13.44

*3/30/12 commencement of operations.

This chart assumes an initial gross investment of $100,000 made on 3/30/12 (commencement of operations). Returns shown include the reinvestment of all distributions. Past performance is not predictive of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. In the absence of existing fee waivers, total return would be reduced. Prior to June 24, 2017 IronBridge Capital Management, L.P. served as adviser to the Fund. Effective June 24, 2017 RMB Capital Management, LLC became adviser to the Fund. To receive current to the most recent month-end performance, please call 1-877-861-7714.

The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization. The Index does not reflect investment management fees, brokerage commissions and other expenses associated with investing in equity securities. A direct investment in an index is not possible

**The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions of Fund shares

P/10

SCHEDULE OF INVESTMENTS

IronBridge Small Cap Fund

June 30, 2018

COMMON STOCKS - 98.9%

	Number of Shares	Value
AEROSPACE & DEFENSE - 2.1%
Curtiss-Wright Corp.	10,262	$1,221,383
Mercury Systems, Inc. (a)	16,607	632,062
Teledyne Technologies, Inc. (a)	6,363	1,266,619
		3,120,064
AUTO COMPONENTS - 0.5%
Tenneco, Inc.	17,435	766,443
BANKS - 13.6%
Columbia Banking System, Inc.	65,181	2,665,903
Cullen/Frost Bankers, Inc.	23,453	2,538,553
CVB Financial Corp.	115,208	2,582,963
Investors Bancorp, Inc.	114,849	1,468,919
PacWest Bancorp	51,730	2,556,496
Seacoast Banking Corp. of Florida (a)	98,790	3,119,788
TriCo Bancshares	65,049	2,436,085
Webster Financial Corp.	41,997	2,675,209
		20,043,916
BIOTECHNOLOGY - 5.0%
Achaogen, Inc. (a)	56,037	485,280
Bluebird Bio, Inc. (a)	5,932	931,027
Ionis Pharmaceuticals, Inc. (a)	13,223	551,002
Neurocrine Biosciences, Inc. (a)	6,579	646,321
Repligen Corp. (a)	44,625	2,099,160
Sage Therapeutics, Inc. (a)	4,789	749,622
Seattle Genetics, Inc. (a)	11,289	749,477
Spark Therapeutics, Inc. (a)	7,005	579,734
Ultragenyx Pharmaceutical, Inc. (a)	8,358	642,480
		7,434,103
CAPITAL MARKETS - 0.9%
Stifel Financial Corp.	25,208	1,317,118
	Number of Shares	Value
CHEMICALS - 1.6%
NewMarket Corp.	4,011	$1,622,449
Sensient Technologies Corp.	11,005	787,408
		2,409,857
COMMERCIAL SERVICES & SUPPLIES - 0.7%
Multi-Color Corp.	15,772	1,019,660
CONSTRUCTION & ENGINEERING - 1.8%
Granite Construction, Inc.	20,264	1,127,894
Valmont Industries, Inc.	9,835	1,482,626
		2,610,520
CONTAINERS & PACKAGING - 1.0%
AptarGroup, Inc.	16,485	1,539,369
DISTRIBUTORS - 1.8%
Pool Corp.	17,556	2,659,734
DIVERSIFIED CONSUMER SERVICES - 3.3%
Bright Horizons Family Solutions, Inc. (a)	29,028	2,975,951
Grand Canyon Education, Inc. (a)	17,556	1,959,425
		4,935,376
ELECTRICAL EQUIPMENT - 0.7%
EnerSys, Inc.	14,389	1,073,995
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 2.1%
IPG Photonics Corp. (a)	3,148	694,543
Littelfuse, Inc.	10,492	2,394,065
		3,088,608
ENERGY EQUIPMENT & SERVICES - 0.9%
Superior Energy Services, Inc. (a)	136,121	1,325,819
EQUITY REAL ESTATE INVESTMENT - 5.6%
Acadia Realty Trust	66,020	1,806,967
CatchMark Timber Trust, Inc. - Class A	125,580	1,598,633
EastGroup Properties, Inc.	24,807	2,370,557

The accompanying notes are an integral part of these financial statements.
P/11

SCHEDULE OF INVESTMENTS (continued)

IronBridge Small Cap Fund

June 30, 2018

	Number of Shares	Value
Equity Commonwealth (a)	81,765	$2,575,598
		8,351,755
FOOD & STAPLES RETAILING - 1.4%
Casey's General Stores, Inc.	19,592	2,058,727
FOOD PRODUCTS - 1.3%
J&J Snack Foods Corp.	12,418	1,893,372
GAS UTILITIES - 1.6%
UGI Corp.	45,473	2,367,779
HEALTH CARE EQUIPMENT & SUPPLIES - 6.4%
ABIOMED, Inc. (a)	5,288	2,163,056
Cantel Medical Corp.	19,693	1,937,004
Neogen Corp. (a)	23,084	1,851,106
Nevro Corp. (a)	10,080	804,888
West Pharmaceutical Services, Inc.	27,157	2,696,419
		9,452,473
HEALTH CARE PROVIDERS & SERVICES - 1.0%
HealthEquity, Inc. (a)	20,171	1,514,842
HEALTH CARE TECHNOLOGY - 2.3%
Medidata Solutions, Inc. (a)	25,175	2,028,098
Omnicell, Inc. (a)	26,939	1,412,951
		3,441,049
HOTELS, RESTAURANTS & LEISURE - 3.1%
Vail Resorts, Inc.	16,520	4,529,619
INFORMATION TECHNOLOGY SERVICES - 2.4%
Jack Henry & Associates, Inc.	27,059	3,527,411
INSURANCE - 4.8%
American Financial Group, Inc.	45,039	4,834,036
Argo Group International Holdings Ltd.	37,630	2,188,184
		7,022,220
	Number of Shares	Value
LIFE SCIENCES TOOLS & SERVICES - 1.8%
NeoGenomics, Inc. (a)	198,764	$2,605,796
MACHINERY - 6.2%
IDEX Corp.	27,544	3,759,205
ITT, Inc.	33,931	1,773,574
Kadant, Inc.	14,708	1,414,174
Lincoln Electric Holdings, Inc.	25,609	2,247,446
		9,194,399
METALS & MINING - 1.6%
Carpenter Technology Corp.	43,743	2,299,570
MORTGAGE REAL ESTATE INVESTMENT - 1.4%
Redwood Trust, Inc.	122,268	2,013,754
OIL, GAS & CONSUMABLE FUELS - 3.8%
Carrizo Oil & Gas, Inc. (a)	53,933	1,502,034
Energen Corp. (a)	56,748	4,132,389
		5,634,423
PHARMACEUTICALS - 1.5%
Amneal Pharmaceuticals, Inc. (a)	39,246	644,027
Catalent, Inc. (a)	37,651	1,577,200
		2,221,227
SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT - 2.8%
Cypress Semiconductor Corp.	79,223	1,234,294
MKS Instruments, Inc.	10,121	968,580
Monolithic Power Systems, Inc.	13,977	1,868,306
		4,071,180
SOFTWARE - 10.0%
CommVault Systems, Inc. (a)	28,288	1,862,765
Digimarc Corp. (a)	21,043	563,953
Fair Isaac Corp. (a)	16,810	3,249,709
Guidewire Software, Inc. (a)	24,494	2,174,577
Proofpoint, Inc. (a)	15,680	1,808,061

P/12

SCHEDULE OF INVESTMENTS (continued)

IronBridge Small Cap Fund

June 30, 2018

	Number of Shares	Value
PTC, Inc. (a)	31,517	$2,956,610
Tyler Technologies, Inc. (a)	10,062	2,234,770
		14,850,445
SPECIALTY RETAIL - 1.1%
Monro Muffler Brake, Inc.	29,020	1,686,062
TEXTILES, APPAREL & LUXURY GOODS - 2.8%
Columbia Sportswear Co.	21,957	2,008,407
Wolverine World Wide, Inc.	60,678	2,109,774
		4,118,181
TOTAL COMMON STOCKS
(Cost $94,036,323)		$146,198,866
SHORT-TERM INVESTMENTS - 1.2%
	Number of Shares	Value
MONEY MARKET - 1.2%
STIT-Treasury Obligations Portfolio - 1.71% (b)	1,727,753	1,727,753
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,727,753)		$1,727,753
TOTAL INVESTMENTS - 100.1%
(Cost $95,764,076)		$147,926,619
Liabilities in Excess of Other Assets - (0.1)%		(82,128)
TOTAL NET ASSETS - 100.0%		$147,844,491

(a) Non-Income Producing.

(b) Rate quoted is seven-day yield at period end.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by RMB Capital Management, LLC.

PORTFOLIO DIVERSIFICATION

June 30, 2018

Sectors	Percentage
Financials	20.6%
Health Care	18.0%
Information Technology	17.3%
Consumer Discretionary	12.6%
Industrials	11.5%
Real Estate	5.7%
Energy	4.7%
Materials	4.2%
Consumer Staples	2.7%
Utilities	1.6%
TOTAL COMMON STOCKS	98.9%
TOTAL SHORT-TERM INVESTMENTS	1.2%
TOTAL INVESTMENTS	100.1%
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.1)%
TOTAL NET ASSETS	100.0%

The accompanying notes are an integral part of these financial statements.
P/13

SCHEDULE OF INVESTMENTS

IronBridge SMID Cap Fund

June 30, 2018

COMMON STOCKS - 96.6%

	Number of Shares	Value
AEROSPACE & DEFENSE - 2.1%
HEICO Corp.	30,604	$2,231,931
Teledyne Technologies, Inc. (a)	9,362	1,863,600
		4,095,531
AUTO COMPONENTS - 1.3%
Visteon Corp. (a)	19,935	2,576,399
BANKS - 8.2%
Cullen/Frost Bankers, Inc.	24,173	2,616,486
First Republic Bank	34,985	3,386,198
Pinnacle Financial Partners, Inc.	38,790	2,379,766
SVB Financial Group (a)	12,334	3,561,566
Webster Financial Corp.	62,529	3,983,097
		15,927,113
BIOTECHNOLOGY - 4.6%
Bluebird Bio, Inc. (a)	5,170	811,431
Ionis Pharmaceuticals, Inc. (a)	18,595	774,854
Neurocrine Biosciences, Inc. (a)	14,635	1,437,742
Repligen Corp. (a)	54,056	2,542,794
Sage Therapeutics, Inc. (a)	5,802	908,187
Seattle Genetics, Inc. (a)	14,208	943,269
TESARO, Inc. (a)	8,212	365,188
Ultragenyx Pharmaceutical, Inc. (a)	14,074	1,081,868
		8,865,333
CAPITAL MARKETS - 1.4%
MarketAxess Holdings, Inc.	7,070	1,398,870
Stifel Financial Corp.	25,223	1,317,902
		2,716,772
CHEMICALS - 2.4%
NewMarket Corp.	5,053	2,043,939
RPM International, Inc.	43,105	2,513,884
		4,557,823
	Number of Shares	Value
COMMERCIAL SERVICES & SUPPLIES - 3.2%
Brink's Co. (The)	19,935	$1,589,816
Copart, Inc. (a)	80,435	4,549,404
		6,139,220
CONSTRUCTION & ENGINEERING - 0.4%
Granite Construction, Inc.	14,864	827,330
CONSTRUCTION MATERIALS - 1.5%
Eagle Materials, Inc.	27,789	2,917,011
CONTAINERS & PACKAGING - 1.2%
Avery Dennison Corp.	22,669	2,314,505
DIVERSIFIED CONSUMER SERVICES - 2.3%
Bright Horizons Family Solutions, Inc. (a)	43,980	4,508,830
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 2.3%
Littelfuse, Inc.	12,687	2,894,920
Trimble, Inc. (a)	45,271	1,486,699
		4,381,619
ENERGY EQUIPMENT & SERVICES - 0.9%
Superior Energy Services, Inc. (a)	177,931	1,733,048
EQUITY REAL ESTATE INVESTMENT - 8.2%
Acadia Realty Trust	76,146	2,084,116
Alexander & Baldwin, Inc.	95,965	2,255,177
Alexandria Real Estate Equities, Inc.	29,276	3,693,753
CyrusOne, Inc.	36,680	2,140,645
EastGroup Properties, Inc.	21,908	2,093,528
Equity Commonwealth (a)	111,735	3,519,653
		15,786,872
FOOD & STAPLES RETAILING - 1.1%
Casey's General Stores, Inc.	20,082	2,110,217
FOOD PRODUCTS - 0.9%
Pinnacle Foods, Inc.	26,220	1,705,873

P/14

SCHEDULE OF INVESTMENTS (continued)

IronBridge SMID Cap Fund

June 30, 2018

	Number of Shares	Value
GAS UTILITIES - 1.4%
UGI Corp.	50,884	$2,649,530
HEALTH CARE EQUIPMENT & SUPPLIES - 8.7%
ABIOMED, Inc. (a)	8,973	3,670,406
Cantel Medical Corp.	25,336	2,492,049
IDEXX Laboratories, Inc. (a)	15,115	3,294,163
Teleflex, Inc.	13,863	3,718,195
West Pharmaceutical Services, Inc.	37,615	3,734,793
		16,909,606
HEALTH CARE PROVIDERS & SERVICES - 1.0%
HealthEquity, Inc. (a)	24,966	1,874,947
HEALTH CARE TECHNOLOGY - 1.3%
Medidata Solutions, Inc. (a)	31,725	2,555,766
HOTELS, RESTAURANTS & LEISURE - 2.5%
Vail Resorts, Inc.	17,797	4,879,759
HOUSEHOLD DURABLES - 1.2%
NVR, Inc. (a)	767	2,278,259
INDUSTRIAL CONGLOMERATES - 1.2%
Carlisle Cos., Inc.	21,560	2,335,164
INFORMATION TECHNOLOGY SERVICES - 3.8%
Black Knight, Inc. (a)	15,201	814,014
Gartner, Inc. (a)	20,745	2,757,010
Jack Henry & Associates, Inc.	29,246	3,812,509
		7,383,533
INSURANCE - 5.0%
American Financial Group, Inc.	50,789	5,451,183
Markel Corp. (a)	3,802	4,122,699
		9,573,882
MACHINERY - 4.6%
IDEX Corp.	30,548	4,169,191
ITT, Inc.	43,811	2,290,001
Snap-on, Inc.	15,530	2,495,982
		8,955,174
	Number of Shares	Value
METALS & MINING - 1.3%
Steel Dynamics, Inc.	53,780	$2,471,191
MORTGAGE REAL ESTATE INVESTMENT - 0.6%
Redwood Trust, Inc.	74,290	1,223,556
MULTILINE RETAIL - 1.6%
Nordstrom, Inc.	60,465	3,130,878
MULTI-UTILITIES - 1.5%
CMS Energy Corp.	63,314	2,993,486
OIL, GAS & CONSUMABLE FUELS - 3.6%
Carrizo Oil & Gas, Inc. (a)	74,850	2,084,572
Energen Corp. (a)	65,685	4,783,182
		6,867,754
PHARMACEUTICALS - 0.8%
Catalent, Inc. (a)	36,846	1,543,479
ROAD & RAIL - 1.7%
Old Dominion Freight Line, Inc.	22,637	3,372,008
SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT - 2.8%
Cypress Semiconductor Corp.	112,383	1,750,927
MKS Instruments, Inc.	14,275	1,366,118
Monolithic Power Systems, Inc.	17,309	2,313,694
		5,430,739
SOFTWARE - 9.2%
CommVault Systems, Inc. (a)	34,597	2,278,212
Fair Isaac Corp. (a)	21,205	4,099,351
Guidewire Software, Inc. (a)	18,750	1,664,625
Proofpoint, Inc. (a)	21,228	2,447,801
PTC, Inc. (a)	39,450	3,700,804
Tyler Technologies, Inc. (a)	16,480	3,660,208
		17,851,001

The accompanying notes are an integral part of these financial statements.
P/15

SCHEDULE OF INVESTMENTS (continued)

IronBridge SMID Cap Fund

June 30, 2018

	Number of Shares	Value
TEXTILES, APPAREL & LUXURY GOODS - 0.8%
Wolverine World Wide, Inc.	45,152	$1,569,935
TOTAL COMMON STOCKS
(Cost $122,303,622)		$187,013,143
SHORT-TERM INVESTMENTS - 3.3%
	Number of Shares	Value
MONEY MARKET - 3.3%
STIT-Treasury Obligations Portfolio - 1.71% (b)	6,329,992	6,329,992
TOTAL SHORT-TERM INVESTMENTS
(Cost $6,329,992)		$6,329,992
TOTAL INVESTMENTS - 99.9%
(Cost $128,633,614)		$193,343,135
Other Assets in Excess of Liabilities - 0.1%		195,134
TOTAL NET ASSETS - 100.0%		$193,538,269

(a) Non-Income Producing.

(b) Rate quoted is seven-day yield at period end.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by RMB Capital Management, LLC.

PORTFOLIO DIVERSIFICATION

June 30, 2018

Sectors	Percentage
Information Technology	18.1%
Health Care	16.4%
Financials	15.2%
Industrials	13.3%
Consumer Discretionary	9.8%
Real Estate	8.2%
Materials	6.3%
Energy	4.4%
Utilities	2.9%
Consumer Staples	2.0%
TOTAL COMMON STOCKS	96.6%
TOTAL SHORT-TERM INVESTMENTS	3.3%
TOTAL INVESTMENTS	99.9%
OTHER ASSETS IN EXCESS OF LIABILITIES	0.1%
TOTAL NET ASSETS	100.0%

P/16

SCHEDULE OF INVESTMENTS

IronBridge Large Cap Fund

June 30, 2018

COMMON STOCKS - 97.6%

	Number of Shares	Value
BANKS - 6.9%
Citigroup, Inc.	13,700	$916,804
First Republic Bank	5,645	546,380
M&T Bank Corp.	4,641	789,666
		2,252,850
BEVERAGES - 3.2%
Diageo PLC - ADR	7,250	1,044,072
CAPITAL MARKETS - 6.0%
CME Group, Inc.	6,010	985,159
Morgan Stanley	20,525	972,885
		1,958,044
CHEMICALS - 5.0%
Ecolab, Inc.	8,370	1,174,562
RPM International, Inc.	8,020	467,727
		1,642,289
COMMERCIAL SERVICES & SUPPLIES - 2.2%
Ritchie Bros Auctioneers, Inc.	20,870	712,084
COMMUNICATIONS EQUIPMENT - 2.1%
Cisco Systems, Inc.	16,155	695,150
ELECTRIC UTILITIES - 1.4%
NextEra Energy, Inc.	2,780	464,343
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 5.0%
Amphenol Corp. - Class A	10,897	949,674
CDW Corp.	8,670	700,449
		1,650,123
ENERGY EQUIPMENT & SERVICES - 2.6%
Schlumberger Ltd.	12,590	843,908
EQUITY REAL ESTATE INVESTMENT - 3.9%
American Tower Corp.	8,895	1,282,392
HEALTH CARE EQUIPMENT & SUPPLIES - 5.6%
Becton, Dickinson & Co.	4,505	1,079,218
Danaher Corp.	7,526	742,665
		1,821,883
	Number of Shares	Value
HEALTH CARE PROVIDERS & SERVICES - 3.1%
UnitedHealth Group, Inc.	4,150	$1,018,161
HOTELS, RESTAURANTS & LEISURE - 4.4%
Starbucks Corp.	13,835	675,840
Vail Resorts, Inc.	2,805	769,103
		1,444,943
INFORMATION TECHNOLOGY SERVICES - 8.2%
Accenture PLC - Class A	6,420	1,050,248
Jack Henry & Associates, Inc.	6,525	850,599
Visa, Inc. - Class A	5,880	778,806
		2,679,653
INSURANCE - 3.2%
Lincoln National Corp.	8,710	542,197
Markel Corp. (a)	470	509,645
		1,051,842
MACHINERY - 7.0%
Illinois Tool Works, Inc.	9,025	1,250,324
Snap-on, Inc.	6,475	1,040,662
		2,290,986
MULTILINE RETAIL - 1.1%
Nordstrom, Inc.	6,830	353,657
OIL, GAS & CONSUMABLE FUELS - 3.8%
EOG Resources, Inc.	3,515	437,372
Occidental Petroleum Corp.	9,855	824,666
		1,262,038
PHARMACEUTICALS - 4.6%
Johnson & Johnson	12,345	1,497,942
ROAD & RAIL - 3.3%
Union Pacific Corp.	7,560	1,071,101
SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT - 2.1%
Analog Devices, Inc.	7,090	680,073
SOFTWARE - 4.8%
Microsoft Corp.	16,040	1,581,704

The accompanying notes are an integral part of these financial statements.
P/17

SCHEDULE OF INVESTMENTS (continued)

IronBridge Large Cap Fund

June 30, 2018

	Number of Shares	Value
SPECIALTY RETAIL - 4.4%
The Home Depot, Inc.	7,315	$1,427,157
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 3.7%
Apple, Inc.	6,620	1,225,428
TOTAL COMMON STOCKS
(Cost $26,169,700)		$31,951,823
SHORT-TERM INVESTMENTS - 2.7%
	Number of Shares	Value
MONEY MARKET - 2.7%
STIT-Treasury Obligations Portfolio - 1.71% (b)	893,254	893,254
TOTAL SHORT-TERM INVESTMENTS
(Cost $893,254)		$893,254
TOTAL INVESTMENTS - 100.3%
(Cost $27,062,954)		$32,845,077
Liabilities in Excess of Other Assets - (0.3)%		(87,052)
TOTAL NET ASSETS - 100.0%		$32,758,025

ADR: American Depository Receipt

(a) Non-Income Producing.

(b) Rate quoted is seven-day yield at period end.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by RMB Capital Management, LLC.

PORTFOLIO DIVERSIFICATION

June 30, 2018

Sectors	Percentage
Information Technology	26.0%
Financials	16.1%
Health Care	13.3%
Industrials	12.4%
Consumer Discretionary	9.9%
Energy	6.4%
Materials	5.0%
Real Estate	3.9%
Consumer Staples	3.2%
Utilities	1.4%
TOTAL COMMON STOCKS	97.6%
TOTAL SHORT-TERM INVESTMENTS	2.7%
TOTAL INVESTMENTS	100.3%
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.3)%
TOTAL NET ASSETS	100.0%

P/18

(This page intentionally left blank)

Statements of Assets and Liabilities

IronBridge Funds, Inc.

June 30, 2018

	SMALL CAP FUND	SMID CAP FUND
ASSETS:
Investments at cost	$95,764,076	$128,633,614
Investments at value	$147,926,619	$193,343,135
Receivables
Interest and dividends	112,159	167,923
Fund shares sold	—	213,093
Prepaid expenses	19,040	15,926
Total Assets	148,057,818	193,740,077
LIABILITIES:
Payables
Fund shares redeemed	—	19,749
Investments purchased	—	—
Due to adviser	117,861	112,557
Accrued expenses
Audit fees	43,751	36,750
Fund administration and accounting fees	10,383	11,309
Other expenses	41,332	21,443
Total Liabilities	213,327	201,808
Net Assets	$147,844,491	$193,538,269
NET ASSETS CONSIST OF:
Paid in capital	$89,753,005	$111,986,357
Undistributed net investment income	—	—
Accumulated net realized gain	5,928,943	16,842,391
Unrealized appreciation on investments	52,162,543	64,709,521
Net Assets	$147,844,491	$193,538,269
CAPITAL STOCK, $0.01 PAR VALUE
Authorized	75,000,000	150,000,000
Issued and outstanding	7,882,459	15,542,321
Net Asset Value, Redemption Price and Offering Price Per Share	$18.76	$12.45

P/20

LARGE CAP FUND
ASSETS:
Investments at cost	$27,062,954
Investments at value	$32,845,077
Receivables
Interest and dividends	39,818
Fund shares sold	—
Prepaid expenses	13,707
Total Assets	32,898,602
LIABILITIES:
Payables
Fund shares redeemed	—
Investments purchased	103,547
Due to adviser	7,843
Accrued expenses
Audit fees	17,750
Fund administration and accounting fees	9,018
Other expenses	2,419
Total Liabilities	140,577
Net Assets	$32,758,025
NET ASSETS CONSIST OF:
Paid in capital	$21,663,104
Undistributed net investment income	178,004
Accumulated net realized gain	5,134,794
Unrealized appreciation on investments	5,782,123
Net Assets	$32,758,025
CAPITAL STOCK, $0.01 PAR VALUE
Authorized	50,000,000
Issued and outstanding	2,186,981
Net Asset Value, Redemption Price and Offering Price Per Share	$14.98

The accompanying notes are an integral part of these financial statements.
P/21

Statements of Operations

IronBridge Funds, Inc.

For the Year Ended June 30, 2018

	SMALL CAP FUND	SMID CAP FUND
INVESTMENT INCOME:
Dividend income	$3,741,858	$3,741,869
Interest income	68,685	51,582
Total investment income	3,810,543	3,793,451
EXPENSES:
Investment advisory fees	2,327,352	2,104,204
Shareholder servicing fees	60,395	34,502
Fund accounting fees	49,399	51,238
Audit fees	43,751	36,750
Directors' fees and related expenses	39,471	40,408
Legal fees	31,412	27,902
Fund administration fees	25,879	26,081
Reports to shareholders	23,097	16,780
Federal and state registration fees	23,051	26,073
Custody fees	17,358	39,608
Other	69,361	63,115
Total expenses before waiver and reimbursement	2,710,526	2,466,661
Waiver and reimbursement of expenses by adviser	(150,438)	(114,904)
Net expenses	2,560,088	2,351,757
Net Investment Income	1,250,455	1,441,694
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on:
Investments	33,825,932	46,319,409
In-kind redemptions	23,194,681	—
Change in net unrealized appreciation/(depreciation) on investments	(23,767,124)	(6,821,152)
Net Realized and Unrealized Gain on Investments	33,253,489	39,498,257
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$34,503,944	$40,939,951

P/22

LARGE CAP FUND
INVESTMENT INCOME:
Dividend income	$595,068
Interest income	11,273
Total investment income	606,341
EXPENSES:
Investment advisory fees	222,774
Shareholder servicing fees	9,578
Fund accounting fees	34,459
Audit fees	17,750
Directors' fees and related expenses	19,993
Legal fees	11,476
Fund administration fees	21,787
Reports to shareholders	1,850
Federal and state registration fees	22,585
Custody fees	3,829
Other	8,782
Total expenses before waiver and reimbursement	374,863
Waiver and reimbursement of expenses by adviser	(100,680)
Net expenses	274,183
Net Investment Income	332,158
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on:
Investments	5,494,852
In-kind redemptions	—
Change in net unrealized appreciation/(depreciation) on investments	(1,511,141)
Net Realized and Unrealized Gain on Investments	3,983,711
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,315,869

The accompanying notes are an integral part of these financial statements.
P/23

Statements of Changes in Net Assets

IronBridge Funds, Inc.

	SMALL CAP FUND		SMID CAP FUND
	Year Ended June 30, 2018	Year Ended June 30, 2017	Year Ended June 30, 2018	Year Ended June 30, 2017
OPERATIONS:
Net investment income	$1,250,455	$612,825	$1,441,694	$418,062
Net realized gain on:
Investments	33,825,932	56,983,675	46,319,409	62,840,860
In-kind redemptions	23,194,681	35,200,081	—	—
Change in net unrealized appreciation/(depreciation) on investments	(23,767,124)	(46,408,729)	(6,821,152)	(25,555,217)
Net increase in net assets resulting from operations	34,503,944	46,387,852	40,939,951	37,703,705
DISTRIBUTIONS PAID FROM:
Net investment income	(1,345,643)	(932,250)	(1,518,429)	(867,087)
Net realized gain	(47,473,160)	(15,364,145)	(34,943,080)	(50,328,624)
Net decrease in net assets resulting from distributions	(48,818,803)	(16,296,395)	(36,461,509)	(51,195,711)
CAPITAL SHARE TRANSACTIONS:
Shares sold	11,110,290	32,675,878	13,310,130	45,070,880
Shares issued to holders in reinvestment of distributions	44,415,511	16,041,187	34,606,613	49,124,565
Shares redeemed	(188,767,328)	(205,534,442)	(169,735,938)	(164,476,744)
Net increase/(decrease) in net assets resulting from capital share transactions	(133,241,527)	(156,817,377)	(121,819,195)	(70,281,299)
Total Increase/(Decrease) in Net Assets	(147,556,386)	(126,725,920)	(117,340,753)	(83,773,305)
NET ASSETS:
Beginning of year	295,400,877	422,126,797	310,879,022	394,652,327
End of year	$147,844,491	$295,400,877	$193,538,269	$310,879,022
Undistributed net investment income	$—	$199,472	$—	$58,098
TRANSACTIONS IN SHARES:
Shares sold	609,620	1,736,130	1,115,777	3,560,896
Shares issued to holders in reinvestment of distributions	2,569,235	846,054	3,004,998	4,245,857
Shares redeemed	(10,574,812)	(10,870,940)	(14,235,680)	(12,680,473)
Net increase/(decrease) in shares outstanding	(7,395,957)	(8,288,756)	(10,114,905)	(4,873,720)

P/24

	LARGE CAP FUND
	Year Ended June 30, 2018	Year Ended June 30, 2017
OPERATIONS:
Net investment income	$332,158	$268,410
Net realized gain on:
Investments	5,494,852	1,748,147
In-kind redemptions	—	—
Change in net unrealized appreciation/(depreciation) on investments	(1,511,141)	1,964,537
Net increase in net assets resulting from operations	4,315,869	3,981,094
DISTRIBUTIONS PAID FROM:
Net investment income	(313,855)	(222,042)
Net realized gain	(1,794,142)	(565,648)
Net decrease in net assets resulting from distributions	(2,107,997)	(787,690)
CAPITAL SHARE TRANSACTIONS:
Shares sold	1,925,364	5,784,211
Shares issued to holders in reinvestment of distributions	1,893,827	786,325
Shares redeemed	(9,807,843)	(1,025,338)
Net increase/(decrease) in net assets resulting from capital share transactions	(5,988,652)	5,545,198
Total Increase/(Decrease) in Net Assets	(3,780,780)	8,738,602
NET ASSETS:
Beginning of year	36,538,805	27,800,203
End of year	$32,758,025	$36,538,805
Undistributed net investment income	$178,004	$159,701
TRANSACTIONS IN SHARES:
Shares sold	133,753	426,154
Shares issued to holders in reinvestment of distributions	133,277	59,797
Shares redeemed	(678,394)	(75,509)
Net increase/(decrease) in shares outstanding	(411,364)	410,442

The accompanying notes are an integral part of these financial statements.
P/25

Financial Highlights

IronBridge Funds, Inc.

For a capital share outstanding throughout the year

IRONBRIDGE SMALL CAP FUND

	Year Ended June 30, 2018	Year Ended June 30, 2017	Year Ended June 30, 2016	Year Ended June 30, 2015	Year Ended June 30, 2014
Net Asset Value, Beginning of Year	$19.33	$17.91	$19.97	$22.96	$19.72
Income/(loss) from investment operations:
Net investment income	0.08	0.03	0.03	—	0.00 (1)
Net realized and unrealized gain/(loss) on investments	3.00	2.09	(0.49)	1.33	4.18
Total Income/(Loss) from Investment Operations	3.08	2.12	(0.46)	1.33	4.18
Less distributions:
From net investment income	(0.09)	(0.04)	(0.01)	—	(0.02)
From net realized gain on investments	(3.56)	(0.66)	(1.59)	(4.32)	(0.92)
Total Distributions	(3.65)	(0.70)	(1.60)	(4.32)	(0.94)
Net Asset Value, End of Year	$18.76	$19.33	$17.91	$19.97	$22.96
Total Return	17.88%	11.90%	(1.94%)	7.14%	21.50%
Supplemental data and ratios
Net assets, end of year (in thousands)	$147,844	$295,401	$422,127	$443,004	$476,639
Ratio of expenses to average net assets
Before waivers and reimbursements	1.16%	1.10%	1.09%	1.09%	1.09%
Net of waivers and reimbursements	1.10%	1.10%	1.09%	1.09%	1.09%
Ratio of net investment income/ (loss) to average net assets
Before waivers and reimbursements	0.47%	0.15%	0.19%	(0.04%)	(0.02%)
Net of waivers and reimbursements	0.53%	0.15%	0.19%	(0.04%)	(0.02%)
Portfolio turnover rate	20%	32%	31%	31%	31%

(1)  Less than one cent per share.

P/26

Financial Highlights

IronBridge Funds, Inc.

For a capital share outstanding throughout the year

IRONBRIDGE SMID CAP FUND

	Year Ended June 30, 2018	Year Ended June 30, 2017	Year Ended June 30, 2016	Year Ended June 30, 2015	Year Ended June 30, 2014
Net Asset Value, Beginning of Year	$12.12	$12.93	$13.61	$16.31	$14.12
Income from investment operations:
Net investment income	0.07	0.02	0.02	0.01	0.02
Net realized and unrealized gain on investments	1.94	1.33	0.08	0.33	2.99
Total Income from Investment Operations	2.01	1.35	0.10	0.34	3.01
Less distributions:
From net investment income	(0.07)	(0.03)	—	(0.01)	(0.03)
From net realized gain on investments	(1.61)	(2.13)	(0.78)	(3.03)	(0.79)
Total Distributions	(1.68)	(2.16)	(0.78)	(3.04)	(0.82)
Net Asset Value, End of Year	$12.45	$12.12	$12.93	$13.61	$16.31
Total Return	18.20%	11.28%	1.07%	3.34%	21.78%
Supplemental data and ratios
Net assets, end of year (in thousands)	$193,538	$310,879	$394,652	$725,952	$877,458
Ratio of expenses to average net assets
Before waivers and reimbursements	1.00%	0.96%	0.99%	0.96%	0.94%
Net of waivers and reimbursements	0.95%	0.95%	0.95%	0.95%	0.94%
Ratio of net investment income to average net assets
Before waivers and reimbursements	0.53%	0.11%	0.07%	0.04%	0.10%
Net of waivers and reimbursements	0.58%	0.12%	0.11%	0.05%	0.10%
Portfolio turnover rate	14%	34%	31%	37%	56%

The accompanying notes are an integral part of these financial statements.
P/27

Financial Highlights

IronBridge Funds, Inc.

For a capital share outstanding throughout the year

IRONBRIDGE LARGE CAP FUND

	Year Ended June 30, 2018	Year Ended June 30, 2017	Year Ended June 30, 2016	Year Ended June 30, 2015	Year Ended June 30, 2014
Net Asset Value, Beginning of Year	$14.06	$12.71	$12.79	$13.18	$11.09
Income from investment operations:
Net investment income	0.15	0.11	0.10	0.09	0.08
Net realized and unrealized gain on investments	1.66	1.59	0.43	0.70	2.51
Total Income from Investment Operations	1.81	1.70	0.53	0.79	2.59
Less distributions:
From net investment income	(0.13)	(0.10)	(0.09)	(0.08)	(0.08)
From net realized gain on investments	(0.76)	(0.25)	(0.52)	(1.10)	(0.42)
Total Distributions	(0.89)	(0.35)	(0.61)	(1.18)	(0.50)
Net Asset Value, End of Year	$14.98	$14.06	$12.71	$12.79	$13.18
Total Return	13.34%	13.58%	4.38%	6.40%	23.87%
Supplemental data and ratios
Net assets, end of year (in thousands)	$32,758	$36,539	$27,800	$26,207	$24,601
Ratio of expenses to average net assets
Before waivers and reimbursements	1.09%	1.11%	1.18%	1.18%	1.26%
Net of waivers and reimbursements	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of net investment income to average net assets
Before waivers and reimbursements	0.68%	0.55%	0.42%	0.29%	0.17%
Net of waivers and reimbursements	0.97%	0.86%	0.80%	0.67%	0.63%
Portfolio turnover rate	58%	26%	24%	27%	41%

P/28

Notes to Financial Statements

IronBridge Funds, Inc.

June 30, 2018

(1) ORGANIZATION

IronBridge Funds, Inc. (the "Company") was incorporated on February 26, 2010 as a Maryland corporation and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company issuing shares in series, each series representing a distinct portfolio with its own investment objectives and policies.

The Company consists of three series ("Funds"). RMB Capital Management, LLC ("RMB"), serves as the investment adviser to each of the Funds. Prior to June 24, 2017, IronBridge Capital Management, L.P. ("ICM") served as the investment adviser to the Funds. A summary of the Funds and their respective investment objective is included below:

Fund	Investment Objective
IronBridge Small Cap Fund	Capital appreciation
IronBridge SMID Cap Fund	Capital appreciation
IronBridge Large Cap Fund	Capital appreciation

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification ("ASC") Topic 946 "Financial Services — Investment Companies."

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

(A) Investment Valuation. Equity securities for which market quotations are readily available are valued at the last reported sale price on the national securities exchange on which such securities are primarily traded. Equity securities for which there were no transactions on a given day or securities not listed on a national securities exchange are valued at the most recent sale price. Shares of underlying mutual funds are valued at their respective NAVs. Securities that are primarily traded on foreign exchanges generally are valued at the last sale price of such securities on their respective exchange. In certain countries, market maker prices, usually the mean between the bid and ask prices, are used. In certain circumstances, such as when a significant event occurs in a foreign market so that the last sale price no longer reflects actual value, the fair value of these securities may be determined using fair valuation procedures approved by the Board of Directors (the "Board"). Any securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith by RMB pursuant to guidelines established by the Board.

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of each Fund's investments and are summarized in the following fair value hierarchy:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, foreign security indices, foreign exchange rates, and fair value estimates for foreign securities, and changes in benchmark securities indices).

Level 3 – Significant unobservable inputs (including the Funds' own assumptions in determining fair value of investments).

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Notes to Financial Statements

IronBridge Funds, Inc.

June 30, 2018

(2) SIGNIFICANT ACCOUNTING POLICIES — continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds' investments as of June 30, 2018.

IronBridge Small Cap Fund

	Level 1	Level 2	Level 3	Total
Equity
Common Stock*	$146,198,866	$—	$—	$146,198,866
Total Equity	146,198,866	—	—	146,198,866
Short-Term Investments	1,727,753	—	—	1,727,753
Total Investments in Securities	$147,926,619	$—	$—	$147,926,619

IronBridge SMID Cap Fund

	Level 1	Level 2	Level 3	Total
Equity
Common Stock*	$187,013,143	$—	$—	$187,013,143
Total Equity	187,013,143	—	—	187,013,143
Short-Term Investments	6,329,992	—	—	6,329,992
Total Investments in Securities	$193,343,135	$—	$—	$193,343,135

IronBridge Large Cap Fund

	Level 1	Level 2	Level 3	Total
Equity
Common Stock*	$31,951,823	$—	$—	$31,951,823
Total Equity	31,951,823	—	—	31,951,823
Short-Term Investments	893,254	—	—	893,254
Total Investments in Securities	$32,845,077	$—	$—	$32,845,077

*  See Funds' Schedule of Investments for Industry classifications.

There were no transfers into or out of Level 1, Level 2, or Level 3 fair value measurements during the reporting year. The basis for recognizing and valuing transfers is as of the beginning of the year in which transfers occur.

(B) Federal Income Taxes. Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

The Funds have adopted financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The Funds have reviewed all open tax years and concluded that there is no effect to any of the Funds' financial positions or results of operations and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on a tax return. Open tax years are those years that are open for examination by the relevant income taxing authority. As of June 30, 2018, open Federal and state income tax years include the tax years ended June 30, 2015, June 30, 2016 and June 30, 2017. The Funds have no examinations in progress. The Funds are also not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax expense will significantly change in twelve months.

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(2) SIGNIFICANT ACCOUNTING POLICIES — continued

(C) Distributions to Shareholders. Dividends from net investment income, if any exist, are generally declared and paid at least annually for the Funds. Distributions of net realized gains, if any, are declared and paid at least annually for the Funds.

All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date.

The tax character of distributions paid during the fiscal years ended June 30, 2018 and June 30, 2017 were as follows:

	Year Ended June 30, 2018				Year Ended June 30, 2017
	Ordinary Income	Short– Term Capital Gains	Long– Term Capital Gains	Total Distributions	Ordinary Income	Short– Term Capital Gains	Long– Term Capital Gains	Total Distributions
IronBridge Small Cap	$1,449,927	$3,344,103	$44,024,773	$48,818,803	$932,250	$—	$15,364,145	$16,296,395
IronBridge SMID Cap	1,499,792	3,023,642	31,938,075	36,461,509	867,087	1,130,210	49,198,414	51,195,711
IronBridge Large Cap	313,855	56,987	1,737,155	2,107,997	222,042	68,237	497,411	787,690

The Funds designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax year ended June 30, 2018.

Certain Funds may also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction.

As of June 30, 2018, the Funds' most recent fiscal year-end, the components of accumulated earnings/losses on a tax basis were as follows:

	IronBridge Small Cap Fund	IronBridge SMID Cap Fund	IronBridge Large Cap Fund
Cost of investments	$95,954,766	$129,172,355	$26,743,570
Gross unrealized appreciation	56,296,818	68,886,918	6,739,679
Gross unrealized depreciation	(4,324,965)	(4,716,138)	(638,172)
Net unrealized appreciation/depreciation	51,971,853	64,170,780	6,101,507
Undistributed ordinary income	—	4,808,354	399,262
Undistributed long-term capital gain	24,989,092	12,572,778	4,594,152
Total distributable earnings	24,989,092	17,381,132	4,993,414
Other accumulated loss	(18,869,459)	—	—
Total accumulated earnings/(losses)	$58,091,486	$81,551,912	$11,094,921

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales, and tax basis adjustments for securities contributed in-kind.

Net investment income and realized gains and losses for federal income tax purposes may differ from that reported on the financial statements because of permanent book-to-tax differences. GAAP requires that permanent differences in net investment income and realized gains and losses due to differences between financial reporting and tax reporting be reclassified between various components of net assets. These reclassifications have no effect on net assets or net asset

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Notes to Financial Statements

IronBridge Funds, Inc.

June 30, 2018

(2) SIGNIFICANT ACCOUNTING POLICIES — continued

value per share. For the year ended June 30, 2018, the following table shows the reclassifications made:

	Paid in capital	Undistributed net investment income (loss)	Accumulated net realized gain (loss)
IronBridge Small Cap	$47,494,430	$(104,284)	$(47,390,146)
IronBridge SMID Cap	16,858,134	18,637	(16,876,771)
IronBridge Large Cap	645,934	—	(645,934)

The permanent differences primarily relate to foreign currency, Real Estate Investment Trust (REIT) adjustments with differing book and tax methods, utilization of earnings and profits distributed to shareholders on redemption of shares, realized gains on redemptions in-kind not recognized for tax purposes, and tax basis adjustments for securities contributed in-kind.

In order to meet certain excise tax distribution requirements, the Funds are required to measure and distribute annually net capital gains realized during a twelve month period ending October 31 and net investment income earned during a twelve month period ending December 31. In connection with this, the Funds are permitted for tax purposes to defer into their next fiscal year qualified late year losses. Qualified late year ordinary losses are generally losses incurred between January 1 and the end of their fiscal year, June 30, 2018. During the year ended June 30, 2018 the Funds had no capital loss carryforwards and qualified late-year ordinary losses. At June 30, 2018, the IronBridge Small Cap Fund, SMID Cap Fund, and Large Cap Fund had post-October capital losses of $18,869,459, $0, and $0, respectively.

(D) Recent Accounting Pronouncement. In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, "final rules") intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. These updates have been incorporated in the Funds' current year financial statements and have no impact on each of the Funds' net assets or results of operations.

(E) Indemnifications. Under the Funds' organizational documents, officers and independent directors of the Company are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

(F) Other. Investment transactions are accounted for on a trade date basis. The Funds determine the gain or loss realized from investment transactions by comparing the original cost of the specifically identified security lot sold with the net sale proceeds. Dividend income, less foreign taxes withheld, is recognized on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information becomes available to the Funds. Interest income is recognized on an accrual basis. All discounts/premiums are accreted/amortized using the effective interest method and are included in interest income.

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of

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(2) SIGNIFICANT ACCOUNTING POLICIES — continued

increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(3) INVESTMENT ADVISER AND RELATED PARTIES

The Funds have entered into an investment advisory agreement with RMB on behalf of each Fund. Fees are calculated daily and payable monthly, at annual rates set forth in the following table (expressed as a percentage of each Fund's average daily net assets). Pursuant to expense cap agreements, RMB has agreed to waive its respective management fees and/or reimburse each Fund's operating expenses (exclusive of brokerage, interest, taxes and extraordinary expenses) to ensure that each Fund's operating expenses do not exceed the expense limitation listed below. Expenses waived are netted against payable to adviser on the Statement of Assets and Liabilities. On a monthly basis, these accounts are settled by each Fund making payment to RMB or RMB reimbursing the Fund if the reimbursement amount exceeds the advisory fee. If the amount of fees waived exceeds the advisory fee earned, this is shown on the Statement of Assets and Liabilities as due from adviser. The expense cap agreements will continue in effect until November 1, 2018, with successive renewal terms of one year unless terminated by RMB or the Funds' Board of Directors prior to any such renewal.

IronBridge Funds	Annual Advisory Fees	Expense Limitation
IronBridge Small Cap	1.00%	1.10%
IronBridge SMID Cap	0.85%	0.95%
IronBridge Large Cap	0.65%	0.80%

Any waivers or reimbursements are subject to later adjustment to allow RMB to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than each Fund's expense limitation cap, provided, however, that RMB shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed.

The following table shows the waived or reimbursed expenses subject to potential recovery expiring on June 30:

Year Incurred	Expiration Year	IronBridge Small Cap	IronBridge SMID Cap	IronBridge Large Cap
2017	2020	$2,607	$2,065	$1,759
2018	2021	150,438	114,904	100,680
		$153,045	$116,969	$102,439

(4) INVESTMENT TRANSACTIONS

The aggregate purchases and sales of securities, excluding short-term investments, for the Funds for the year ended June 30, 2018 are summarized below:

	Purchases	Sales
IronBridge Small Cap	$43,962,888	$213,346,306
IronBridge SMID Cap	34,401,936	185,822,641
IronBridge Large Cap	19,043,365	25,743,632

Included in proceeds of IronBridge Small Cap Fund's sales is $68,988,343 representing the value of securities transferred in payment of redemptions in kind, resulting in realized gains of $23,194,681.

(5) DIRECTORS FEES

The independent directors are paid a retainer of $25,000 per year plus $3,000 for each regular in person meeting and $1,000 for each telephonic meeting attended for their service on the Board. Independent directors are also compensated for any special meeting that they may be required to attend. Independent directors are reimbursed for any travel expenses incurred in all meetings.

(6) SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Funds' financial statements and have determined there is no impact to the Funds' financial statements or additional disclosures.

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Report of Independent
Registered Public Accounting Firm

To the Shareholders and the Board of Directors of IronBridge Funds, Inc.

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the IronBridge Funds, Inc. (the Trust) (comprising the IronBridge Small Cap Fund, IronBridge SMID Cap Fund, and IronBridge Large Cap Fund (collectively referred to as the "Funds")), including the schedules of investments, as of June 30, 2018, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds comprising the IronBridge Funds at June 30, 2018, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust's management. Our responsibility is to express an opinion on each of the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust's internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2018, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of the IronBridge Funds since 1996.

Minneapolis, Minnesota
August 27, 2018

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Additional Information (Unaudited)

The Statement of Additional Information includes additional information about the directors and is available, without charge, by calling 1-877-861-7714 or at the Fund's website at www.ironbridgefunds.net.

DIRECTORS AND OFFICERS

Name, Address and Year of Birth	Term of Position(s) Held with Company	Principal Office and Length of Time Served	Number of Funds in Occupation(s) During Past 5 Years	Other Complex Overseen By Director	Directorships Held by Director
Independent Directors
James W. Haugh Year of Birth: 1937	Independent Director	Indefinite; since May 21, 2010	Financial Consultant and Founder of American Capital LLC (family tax and financial management advisory firm), 1995 to present. Advisor on private client and financial institution tax and accounting matters for Wipfli LLP, a national accounting firm, 2010 through December 2012; Mr. Haugh is a retired partner of KPMG, an international CPA firm, where he served as National Practice Director, Banking (tax).	3	First Interstate Bancsystem, Inc.
James M. Snyder Year of Birth: 1947	Independent Director	Indefinite; since May 21, 2010	Mr. Snyder is a private investor, manages a family foundation and serves on corporate and not for profit boards. He spent his entire professional career at The Northern Trust Company, retiring as Executive Vice President, Chief Investment Officer. Mr. Snyder is a Chartered Financial Analyst (CFA).	3	Frontier Funds, Inc. (with oversight of 5 portfolios)
Margaret M. Eisen Year of Birth: 1953	Independent Director	Indefinite; since October 27, 2017	Trustee and Chair, RMB Investors Trust, 2013-present. Trustee, Smith College, 2012-2016. Chief Investment Officer, EAM International LLC (finance and asset management) (2003-2013).	3	Columbia Acorn Trust (8 series) and Wanger Advisors Trust (4 series); RMB Investors Trust (6 series)

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Additional Information (continued)

Name, Address and Year of Birth	Term of Position(s) Held with Company	Principal Office and Length of Time Served	Number of Funds in Occupation(s) During Past 5 Years	Other Complex Overseen By Director	Directorships Held by Director
Inside ("Interested") Director and Officers
Walter H. Clark* Year of Birth: 1968	President	Indefinite, since November 1, 2017	Chief Operating Officer, RMB Capital Management LLC, an independent investment advisory business, 2010-present; Co-Managing Partner, HPO Partners, an asset management company, 2009-2010; Managing Director, Perot Investments, Inc., a private investment management company, 2004-2009.	3	N/A
Maher Harb Year of Birth: 1968	Chief Financial Officer and Treasurer	Indefinite, since November 1, 2017	Chief Financial Officer, RMB Capital Management LLC, 2008-present.	N/A	N/A
John G. Davis Year of Birth: 1970	Chief ComplianceOfficer	Indefinite, since November 1, 2017	Chief Compliance Officer-Mutual Funds, RMB Capital Management LLC, June 2017-Present; Chief Compliance Officer, IronBridge Capital Management, L.P., 2003-June 2017.	N/A	N/A
Krista Rivers Year of Birth: 1970	Senior Vice President	Indefinite, since November 1, 2017	Senior Vice President and Director of Institutional Client Service, RMB Capital Management LLC, 2014-present; and Senior Vice President, Ariel Investments, LLC, 1993-2014.	N/A	N/A
Frank A. Passantino Year of Birth: 1964	First Vice President, Assistant Secretary and Anti-Money Laundering Compliance Officer	Indefinite, since November 1, 2017 Indefinite, since November 1, 2017	First Vice President, RMB Capital Management LLC, 2016-present; First Vice President, Burnham Asset Management Corporation, 1990-2016; and First Vice President, Burnham Securities, Inc., 1990-2016.	N/A	N/A
Laura A. Flentye Year of Birth: 1969	Senior Vice President and Secretary	Indefinite, since November 1, 2017	Vice President and Chief Administration Officer, RMB Capital Management LLC, 2017-present; Chief Operating Officer and Chief Compliance Officer, Cupps Capital Management, 2000-2016.	N/A	N/A

*  Walter Clark is deemed to be an "interested director" of the Company, as defined in the 1940 Act, as a result of his ownership interest in the Adviser.

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Directory of Fund Service Providers

INVESTMENT ADVISER

RMB Capital Management, LLC
One Parkview Plaza, Suite 700
Oakbrook Terrace, IL 60181

DISTRIBUTOR

Quasar Distributors, LLC
777 East Wisconsin Avenue
Milwaukee, WI 53202

ADMINISTRATOR

U.S. Bancorp Fund Services, LLC
2020 East Financial Way, Suite 100
Glendora, CA 91741

CUSTODIAN

U.S. Bank, N.A.
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI 53212

TRANSFER AGENT AND FUND ACCOUNTANT

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
220 S 6th Street, Suite 1400
Minneapolis, MN 55402

LEGAL COUNSEL

Greenberg Traurig, LLP
77 West Wacker Drive, Suite 3100
Chicago, IL 60601

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Additional Information (continued)

PROXY VOTING PROCEDURES

The Investment Adviser votes proxies relating to portfolio securities in accordance with procedures that have been approved by the Company's Board of Directors. You may obtain a description of these procedures, free of charge, by calling toll-free 1-877-861-7714. This information is also available through the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.

PROXY VOTING RECORD

Information regarding how the Funds voted proxies relating to the portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling toll-free 1-877-861-7714. This information is also available through the SEC's website at http://www.sec.gov.

FORM N-Q DISCLOSURE

The Company files its complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Company's Form N-Q is available on the SEC's website at http://www.sec.gov. The Company's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. This information is also available, without charge, by calling toll-free 1-877-861-7714.

QUALIFIED DIVIDEND INCOME / DIVIDENDS RECEIVED DEDUCTION

For the fiscal year ended June 30, 2018, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2004. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

IronBridge Small Cap	100.00%
IronBridge SMID Cap	63.30%
IronBridge Large Cap	100.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended June 30, 2018 was as follows:

IronBridge Small Cap	100.00%
IronBridge SMID Cap	63.08%
IronBridge Large Cap	97.89%

ADDITIONAL INFORMATION APPLICABLE TO FOREIGN SHAREHOLDERS ONLY

The percent of ordinary income distributions designated as short-term capital gain distributions for the fiscal year ended June 30, 2018 was as follows:

IronBridge Small Cap	69.76%
IronBridge SMID Cap	66.84%
IronBridge Large Cap	15.37%

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Privacy Notice

Protecting the privacy of Fund shareholders is important to us. The following is a description of the practices and policies through which the Funds maintain the confidentiality and protect the security of your non-public personal information.

WHAT INFORMATION WE COLLECT

In the course of providing services to you, we may collect the following types of "non-public personal information" about you:

•  Information we receive from you on applications or other forms, such as your name, address and social security number, the types and amounts of investments and bank account information, and

•  Information about your transactions with us, our affiliates and others, as well as other account data.

"Non-public personal information" is non-public information about you that we obtain in connection with providing a financial product or service to you, such as the information described in the above examples.

"Affiliates" include the Funds' investment adviser and companies that are related to IronBridge Funds, Inc. through common control or ownership. The Funds' investment adviser, RMB Capital Management, LLC, is an Affiliate of the Funds.

WHAT INFORMATION WE DISCLOSE

We do not disclose non-public personal information about you or any of our former shareholders to anyone, except as permitted by law. We are permitted by law to share any of the information we collect, as described above, with our affiliates. In addition, in the normal course of serving shareholders, information we collect may be shared with companies that perform various services such as transfer agents, custodians and broker-dealers. These companies will use this information only for the services for which we hired them and as allowed by applicable law.

CONFIDENTIALITY AND SECURITY PROCEDURES

To protect your personal information, we permit access only by authorized personnel. We maintain physical, electronic and procedural safeguards to protect the confidentiality, integrity and security of your non-public personal information.

We will continue to adhere to the privacy policies and practices in this notice even after your account is closed or becomes inactive.

ADDITIONAL RIGHTS

You may have other privacy protections under applicable state laws. To the extent those state laws apply, we will comply with them with respect to your non-public personal information.

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Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call the registrant at 1-800-861-7714.

Item 3. Audit Committee Financial Expert.

The registrant’s board of directors has determined that there are two audit committee financial experts serving on its audit committee.  Messrs. James M. Snyder and James W. Haugh and Mrs. Margaret Eisen are the “audit committee financial experts” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  There were no “Other services” provided by the principal accountant.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 06/30/2018	FYE 06/30/2017
Audit Fees	$77,500	$75,000
Audit-Related Fees	$0	$0
Tax Fees	$20,700	$20,100
All Other Fees	$0	$0

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Ernst & Young, LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 06/30/2018	FYE 06/30/2017
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 06/30/2018	FYE 06/30/2017
Registrant	$0	$0
Registrant’s Investment Adviser	$0	$0

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)         Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)         Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

2

Item 11. Controls and Procedures.

(a)         The Registrant’s principal executive officer and principal financial officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)         There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)         (1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.  Incorporated by reference to the Registrant’s Form N-CSR filed March 7, 2012.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)         Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.  Furnished herewith.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

IronBridge Funds, Inc.

By	/s/ Walter H. Clark
Walter H. Clark, President

Date:	September 5, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Walter H. Clark
Walter H. Clark, President

Date:	September 5, 2018

By	/s/ Maher Harb
Maher Harb, Chief Financial Officer and Treasurer

Date:	September 5, 2018

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